ACQUISITION OF SOLAR POWER PLANTS UNDER DEVELOPMENT, ASSETS AND ASSUMPTION OF LIABILITIES THROUGH ACQUISITION OF PROJECT COMPANIES	12 Months Ended
Dec. 31, 2014
ACQUISITION OF SOLAR POWER PLANTS UNDER DEVELOPMENT, ASSETS AND ASSUMPTION OF LIABILITIES THROUGH ACQUISITION OF PROJECT COMPANIES [Abstract]
ACQUISITION OF SOLAR POWER PLANTS UNDER DEVELOPMENT, ASSETS AND ASSUMPTION OF LIABILITIES THROUGH ACQUISITION OF PROJECT COMPANIES [Abstract]

7. ACQUISITION OF SOLAR POWER PLANTS UNDER DEVELOPMENT, ASSETS AND ASSUMPTION OF LIABILITIES THROUGH ACQUISITION OF PROJECT COMPANIES

The Group has acquired permits and solar power plants under construction through acquisition of equity interest in relevant solar power project companies from third parties. These transactions were conducted in the normal course of the business and are accounted for as assets acquisition due to that the permits and solar power plants under construction do not meet the definition of a business until these solar power plants begin operations.

During the year ended December 31, 2014, the Group acquired the entire issued share capital of nine solar power project companies located in Ningxia, Shandong, Neimenggu and Jiangsu, China from independent third parties.

The aggregate net assets acquired in transactions were as follows:

Year Ended December 31,
2014
RMB
Cash and cash equivalents	51,115
Other receivables-3rd party	4,288,400
Solar power project assets, net	24,116,884
Other assets	198,829,274
Accounts payable	(79,127,090)
Other payables-3rd party	(13,859,583)
Net assets acquired	134,299,000

Total consideration satisfied by
Non-controlling interests	5,200,000
Cash consideration paid	129,099,000

Net cash outflow for acquisition:
Cash consideration paid	129,099,000
Cash and cash equivalents acquired	51,115
129,047,885